Expense Example - FidelitySeriesCommodityStrategyFund-PRO - FidelitySeriesCommodityStrategyFund-PRO - Fidelity Series Commodity Strategy Fund - Fidelity Series Commodity Strategy Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none